Penn Capital Special Situations Small Cap Equity Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Aerospace & Defense - 1.7%
Triumph Group, Inc. (a)	49,833	$959,285

Air Freight & Logistics - 2.5%
Forward Air Corp.	21,653	794,449
GXO Logistics, Inc. (a)	10,592	644,311
		1,438,760

Banks - 9.5%
Ameris Bancorp	15,310	1,075,987
Banc of California, Inc.	26,064	449,083
Dime Community Bancshares, Inc.	13,862	497,369
FB Financial Corp.	15,074	850,927
Pinnacle Financial Partners, Inc.	6,337	805,496
Popular, Inc.	7,712	766,264
Texas Capital Bancshares, Inc. (a)	11,341	1,003,111
		5,448,237

Biotechnology - 2.5%
Mirum Pharmaceuticals, Inc. (a)	15,871	733,558
TG Therapeutics, Inc. (a)	20,094	699,271
		1,432,829

Capital Markets - 4.8%
Affiliated Managers Group, Inc.	4,426	830,052
BGC Group, Inc. - Class A	99,897	972,997
Lazard, Inc.	16,261	944,276
		2,747,325

Commercial Services & Supplies - 2.4%
BrightView Holdings, Inc. (a)	40,725	696,398
Viad Corp. (a)	15,493	692,847
		1,389,245

Communications Equipment - 2.4%
Extreme Networks, Inc. (a)	35,680	592,288
Lumentum Holdings, Inc. (a)	8,815	766,641
		1,358,929

Construction & Engineering - 2.4%
Construction Partners, Inc. - Class A (a)	5,786	587,915
MasTec, Inc. (a)	5,561	801,118
		1,389,033

Construction Materials - 1.7%
Knife River Corp. (a)	9,362	968,967

Consumer Finance - 0.8%
OneMain Holdings, Inc.	8,354	479,102

Consumer Staples Distribution & Retail - 2.6%
Chefs' Warehouse, Inc. (a)	19,990	893,753
Guardian Pharmacy Services, Inc. - Class A (a)	25,097	625,919
		1,519,672

Electronic Equipment, Instruments & Components - 1.1%
Ouster, Inc. (a)	61,513	607,748

Energy Equipment & Services - 4.3%
Expro Group Holdings NV (a)	22,743	315,900
National Energy Services Reunited Corp. (a)	35,700	315,588
Patterson-UTI Energy, Inc.	37,741	317,024
Transocean Ltd. (a)	161,377	710,059
Weatherford International PLC	10,026	825,140
		2,483,711

Financial Services - 1.2%
Shift4 Payments, Inc. - Class A (a)	6,229	710,604

Ground Transportation - 2.4%
ArcBest Corp.	3,457	398,523
RXO, Inc. (a)	32,959	993,714
		1,392,237

Health Care Equipment & Supplies - 2.5%
Alphatec Holdings, Inc. (a)	91,162	955,378
Lantheus Holdings, Inc. (a)	5,141	458,937
		1,414,315

Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc. (a)	104,405	593,020
Community Health Systems, Inc. (a)	140,220	482,357
RadNet, Inc. (a)	7,133	583,194
		1,658,571

Health Care Technology - 1.5%
Waystar Holding Corp. (a)	28,124	868,469

Hotel & Resort REITs - 1.3%
Ryman Hospitality Properties, Inc.	6,260	733,922

Hotels, Restaurants & Leisure - 12.2%
Boyd Gaming Corp.	10,341	763,683
First Watch Restaurant Group, Inc. (a)	39,265	749,569
Golden Entertainment, Inc.	29,762	1,004,170
Life Time Group Holdings, Inc. (a)	28,302	686,889
Norwegian Cruise Line Holdings Ltd. (a)	33,091	889,817
Penn Entertainment, Inc. (a)	29,279	632,134
Planet Fitness, Inc. - Class A (a)	6,225	619,699
Sportradar Group AG - Class A (a)	45,057	781,288
United Parks & Resorts, Inc. (a)	15,088	884,760
		7,012,009

Household Durables - 0.6%
Lovesac Co. (a)	9,341	352,343

IT Services - 1.8%
Kyndryl Holdings, Inc. (a)	30,251	1,050,012

Machinery - 3.3%
Chart Industries, Inc. (a)	5,571	1,076,596
Hillman Solutions Corp. (a)	74,609	850,542
		1,927,138

Media - 5.7%
Clear Channel Outdoor Holdings, Inc. (a)	299,816	452,722
EW Scripps Co. - Class A (a)	74,788	149,576
Gray Television, Inc.	99,471	424,741
Magnite, Inc. (a)	44,307	743,915
Nexstar Media Group, Inc.	4,315	736,096
Stagwell, Inc. (a)	94,822	745,301
		3,252,351

Metals & Mining - 2.7%
Carpenter Technology Corp.	5,463	1,060,041
Century Aluminum Co. (a)	22,775	519,953
		1,579,994

Office REITs - 0.6%
Brandywine Realty Trust	60,777	340,351

Oil, Gas & Consumable Fuels - 4.4%
California Resources Corp.	11,958	707,435
Gulfport Energy Corp. (a)	5,519	970,240
Northern Oil & Gas, Inc.	19,889	864,973
		2,542,648

Pharmaceuticals - 2.1%
Avadel Pharmaceuticals PLC (a)	36,492	403,602
Ligand Pharmaceuticals, Inc. (a)	6,616	803,645
		1,207,247

Professional Services - 0.8%
Amentum Holdings, Inc. (a)	19,340	470,929

Real Estate Management & Development - 1.8%
Newmark Group, Inc. - Class A	65,772	1,018,151

Semiconductors & Semiconductor Equipment - 2.6%
Rambus, Inc. (a)	10,079	582,667
Semtech Corp. (a)	14,458	925,890
		1,508,557

Software - 4.0%
Blackbaud, Inc. (a)	7,974	669,338
Pegasystems, Inc.	8,950	849,981
Q2 Holdings, Inc. (a)	7,657	801,994
		2,321,313

Specialized REITs - 1.3%
EPR Properties	16,334	741,074

Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc.	9,430	464,428

Trading Companies & Distributors - 3.3%
DNOW, Inc. (a)	46,471	699,389
FTAI Aviation Ltd.	2,986	504,096
H&E Equipment Services, Inc.	11,871	709,174
		1,912,659
TOTAL COMMON STOCKS (Cost $44,609,578)		56,702,165

TOTAL INVESTMENTS - 98.5% (Cost $44,609,578)		56,702,165
Other Assets in Excess of Liabilities - 1.5%		868,412
TOTAL NET ASSETS - 100.0%		$57,570,577
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Penn Capital Special Situations Small Cap Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$56,702,165	$–	$–	$56,702,165
Total Investments	$56,702,165	$–	$–	$56,702,165

Refer to the Schedule of Investments for further disaggregation of investment categories.